Long-Term Debt - Paycheck Protection Program Loan (Details) - USD ($)				3 Months Ended		9 Months Ended
	Nov. 15, 2021	Aug. 05, 2021	Jun. 14, 2021	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Feb. 24, 2021	May 05, 2020
Debt Instrument [Line Items]
Debt amount								$ 4,357,201
Long-term debt, current								4,199,362
Long-term debt								95,982
PPP Loan 1
Debt Instrument [Line Items]
Debt amount		$ 285,115		$ 51,008		$ 51,008		107,979		$ 1,158,266
Debt forgiveness amount			$ 873,151
Debt forgiveness amount, interest portion			$ 9,823
Debt instrument, periodic payment		$ 6,400
Debt instrument, interest rate, stated percentage		1.00%
Long-term debt, current								76,058
Long-term debt								31,921
Interest expense				384	$ 384	1,397	$ 1,397
PPP Loan 2
Debt Instrument [Line Items]
Debt amount	$ 228,019			77,691		77,691		118,369	$ 1,158,265
Debt forgiveness amount	930,246
Debt forgiveness amount, interest portion	6,822
Debt instrument, periodic payment	$ 4,605
Debt instrument, interest rate, stated percentage	1.00%
Long-term debt, current				54,725		54,725		54,308
Long-term debt				22,966		22,966		$ 64,061
Interest expense				$ 716	$ 716	$ 2,377	$ 2,377